Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

As of June 30, 2019 and December 31, 2018, property, plant and equipment consist of:

	June 30,	December 31,
	2019	2018
	(Unaudited)
Office buildings	$4,893,349	$4,833,162
Electronic equipment, furniture and fixtures	4,614,377	4,385,548
Motor vehicles	225,450	225,101
Purchased software	13,342,432	13,321,814
	23,075,609	22,765,625
Less: accumulated depreciation	(12,594,442)	(11,166,209)
Property, plant and equipment, net	$10,481,167	$11,599,416